Document and Entity Information	Feb. 01, 2023
Cover [Abstract]
Entity Registrant Name	LANDSTAR SYSTEM INC
Entity File Number	021-238
Amendment Flag	false
Entity Central Index Key	0000853816
Document Type	8-K
Document Period End Date	Feb. 01, 2023
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	06-1313069
Entity Address, Address Line One	13410 Sutton Park Drive South
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32224
City Area Code	(904)
Local Phone Number	398-9400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	LSTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false